AST BlackRock iShares ETF Portfolio
SUMMARY: AST BLACKROCK iSHARES ETF PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek to maximize total return with a moderate level of risk.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST BlackRock iShares ETF Portfolio
Management Fees		0.88%
Distribution and/or Service Fees (12b-1 Fees)		0.10%
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.26%
Total Annual Portfolio Operating Expenses	[1]	1.27%
Fee Waiver and/or Expense Reimbursement	[2]	(0.26%)
Net Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.01%
[1]	The Portfolio will commence operations on or about April 29, 2013. Estimated other expenses based in part on assumed average daily net assets of approximately $750 million for the Portfolio for the fiscal period ending December 31, 2013.
[2]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs until June 30, 2014. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
AST BlackRock iShares ETF Portfolio	103	377

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it is new.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio attempts to meet its objective through investment in iShares exchange traded funds (ETFs) across global equity and fixed-income asset classes. Employing a tactical investment process, the Portfolio holds ETFs that invest in a variety of asset classes, including equity and equity-related securities, investment grade debt securities, non-investment grade debt securities (commonly referred to as "junk" securities), real estate investment trusts, and commodities. Approximately 45% of the Portfolio's net assets are allocated to equity and equity-related ETFs and approximately 55% of the Portfolio's net assets are allocated to fixed-income ETFs. Derivatives may be used within the strategy.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer' s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF's shares may trade above or below their net asset value and there may not be an active trading market for an ETF's shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Fixed income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission (the CFTC) adopted certain regulatory changes that potentially could require the investment managers of the Portfolio to register with the CFTC as a commodity pool operator (CPO) if the Portfolio is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase portfolio expenses.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.
Past Performance.
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.